Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding	The following amounts were outstanding at 31 December:

	2021	2020
	£m	£m
Amounts owed by related parties
Kantar	30.3	39.0
Other	45.7	27.9
	76.0	66.9
Amounts owed to related parties
Kantar	(6.2)	(5.6)
Other	(51.4)	(36.0)
	(57.6)	(41.6)